                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-5440
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                          MFS INTERMEDIATE INCOME TRUST
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               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
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               (Address of principal executive offices) (Zip code)

                             James R. Bordewick, Jr.
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
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                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
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                       Date of fiscal year end: October 31
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                     Date of reporting period: July 31, 2004
--------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO 7/31/04

MFS(R) INTERMEDIATE INCOME TRUST

[graphic omitted]
                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT

The Trust is a closed-end investment product. Shares of the Trust are only available for purchase/sale on the NYSE at the current market price. Shares may trade at a discount to NAV.

Visit MFS.COM for the latest information about your investment.

    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

A fact sheet, annual, and semiannual report for the fund can be accessed by clicking "Closed End Funds" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

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PORTFOLIO OF INVESTMENTS (UNAUDITED) 07/31/2004        MFS(R) INTERMEDIATE INCOME TRUST
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
ISSUER                                                                                       PAR AMOUNT
                                                                                          (000 OMITTED)                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
BONDS - 94.7%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. BONDS - 66.4%
-----------------------------------------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.4%
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Commercial Mortgage Acceptance Corp., 1.0245%, 2008^^                                           $96,206                  $3,817,175
-----------------------------------------------------------------------------------------------------------------------------------
Commercial Mortgage Acceptance Corp., 6.04%, 2030                                                 6,000                   6,401,243
-----------------------------------------------------------------------------------------------------------------------------------
DLJ Commercial Mortgage Corp., 0.9064%, 2005^^                                                   95,100                     547,890
-----------------------------------------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, 3.0699%, 2023^^##                                                     16,162                   2,249,420
-----------------------------------------------------------------------------------------------------------------------------------
First Union-Lehman Brothers Bank of America, 6.56%, 2035                                          5,000                   5,415,553
-----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Capital Access One, Inc., 6.65%, 2024                                                3,174                   3,494,412
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                                                                                                                        $21,925,693
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Mortgage Backed - 20.6%
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Fannie Mae, 5.669%, 2006                                                                         $6,745                  $6,986,084
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.942%, 2007                                                                          4,887                   5,246,369
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.652%, 2014                                                                          4,989                   4,876,818
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2016 - 2033                                                                      29,746                  30,638,072
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5.5%, 2017 - 2018                                                                     9,761                  10,050,284
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 5%, 2018 - 2034                                                                      25,735                  25,475,669
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.5%, 2019                                                                           14,709                  14,486,174
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.5%, 2031                                                                           13,681                  14,294,137
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6%, 2017                                                                             3,696                   3,864,674
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.5%, 2017                                                                           4,521                   4,650,549
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5%, 2019 - 2023                                                                     22,695                  23,096,153
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 3%, 2021                                                                             4,700                   4,644,401
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 8.5%, 2005 - 2009                                                                     2,308                   2,503,321
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7.5%, 2022 - 2032                                                                     3,130                   3,367,827
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 8%, 2026 - 2026                                                                         842                     922,767
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6.5%, 2028 - 2032                                                                    10,598                  11,109,633
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 7%, 2031 - 2031                                                                      12,784                  13,571,631
-----------------------------------------------------------------------------------------------------------------------------------
Ginnie Mae, 6%, 2033                                                                              5,608                   5,775,576
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                       $185,560,139
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U.S. Government Agencies - 17.0%
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Fannie Mae, 5.5%, 2006                                                                           $5,500                  $5,736,297
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 4.75%, 2007                                                                           4,000                   4,137,996
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6.625%, 2007                                                                          5,000                   5,472,730
-----------------------------------------------------------------------------------------------------------------------------------
Fannie Mae, 6%, 2008                                                                             10,000                  10,793,010
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 2.25%, 2006                                                              10,415                  10,317,151
-----------------------------------------------------------------------------------------------------------------------------------
Federal Home Loan Bank, 3.625%, 2008                                                             17,000                  16,787,619
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 6.875%, 2010                                                                        22,900                  25,912,930
-----------------------------------------------------------------------------------------------------------------------------------
Freddie Mac, 5.125%, 2012                                                                        18,600                  19,040,429
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Small Business Administration, 7.64%, 2010                                                        5,884                   6,468,174
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.35%, 2021                                                        5,212                   5,556,719
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.34%, 2021                                                        3,513                   3,742,981
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.44%, 2021                                                        3,141                   3,358,511
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 6.625%, 2021                                                       3,555                   3,828,049
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 5.34%, 2021                                                        8,414                   8,631,336
-----------------------------------------------------------------------------------------------------------------------------------
Small Business Administration, 4.93%, 2024                                                        2,934                   2,899,428
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Department of Housing & Urban Development, 5.53%, 2008                                      11,000                  11,673,629
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U.S. Department of Housing & Urban Development, 7.198%, 2009                                      6,000                   6,800,034
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U.S. Department of Veteran Affairs, 6%, 2021                                                      2,283                   2,328,325
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                                                                                                                       $153,485,348
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U.S. Treasury Obligations - 26.4%
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 10.375%, 2009 - 2012                                                       $81,650                 $94,515,296
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 13.875%, 2011                                                               25,500                  30,512,331
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 12%, 2013                                                                   42,500                  56,066,808
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.625%, 2006                                                                10,000                  10,355,470
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.375%, 2007                                                                 5,000                   5,178,905
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.125%, 2007                                                                15,000                  16,289,655
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 2.625%, 2008                                                                 7,490                   7,293,095
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.75%, 2008                                                                  1,750                   1,835,040
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 6.5%, 2010                                                                   4,500                   5,093,613
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Treasury Notes, 4.875%, 2012                                                                 5,000                   5,209,375
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U.S. Treasury Notes, 4.25%, 2013                                                                  6,520                   6,432,899
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                                                                                                                       $238,782,487
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Total U.S.Bonds                                                                                                        $599,753,667
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FOREIGN BONDS - 28.3%
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Australia - 0.3%
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Government of Australia, 6.25%, 2015 (International Market Sovereign)                         AUD 4,013                  $2,885,080
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 1.6%
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Republic of Austria, 5.5%, 2007 (International Market Sovereign)                              EUR 8,548                 $11,016,731
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Austria, 5%, 2012 (International Market Sovereign)                                    1,994                   2,545,258
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Republic of Austria, 4.65%, 2018 (International Market Sovereign)                                   596                     727,581
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                                                                                                                        $14,289,570
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Belgium - 0.9%
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Kingdom of Belgium, 3.75%, 2009 (International Market Sovereign)                              EUR 3,736                  $4,539,952
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Kingdom of Belgium, 5%, 2012 (International Market Sovereign)                                     2,817                   3,595,563
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                                                                                                                         $8,135,515
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Brazil - 0.4%
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Federal Republic of Brazil, 8%, 2014 (Emerging Market Sovereign)                                 $3,474                  $3,282,689
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Bulgaria - 0.2%
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Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)                                      $198                    $235,125
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Republic of Bulgaria, 8.25%, 2015 (Emerging Market Sovereign)##                                   1,634                   1,940,375
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                                                                                                                         $2,175,500
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Canada - 1.8%
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Government of Canada, 5.5%, 2009 (International Market Sovereign)                             CAD 8,353                  $6,631,956
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Government of Canada, 5.25%, 2012 (International Market Sovereign)                                  604                     470,679
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Government of Canada, 8%, 2023 (International Market Sovereign)                                     372                     372,260
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Province of Ontario, 7%, 2005 (International Market Agencies)                                    $8,020                   8,399,354
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                                                                                                                        $15,874,249
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Chile - 0.1%
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HQI Transelec Chile S.A., 7.875%, 2011 (Utilities - Electric Power)                                $686                    $781,270
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Denmark - 1.1%
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Kingdom of Denmark, 7%, 2007 (International Market Sovereign)                                DKK 13,392                  $2,415,174
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 6%, 2009 - 2011 (International Market Sovereign)                             33,665                   6,045,478
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Denmark, 5%, 2013 (International Market Sovereign)                                    10,198                   1,726,530
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $10,187,182
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Finland - 1.9%
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Republic of Finland, 2.75%, 2006 (International Market Sovereign)                             EUR 6,769                  $8,157,063
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Finland, 3%, 2008 (International Market Sovereign)                                    7,385                   8,785,326
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                                                                                                                        $16,942,389
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France - 1.6%
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Republic of France, 4.75%, 2007 (International Market Sovereign)                              EUR 5,003                  $6,311,002
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Republic of France, 4%, 2009 (International Market Sovereign)                                     5,997                   7,347,607
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SG Capital Trust I, 7.875%, 2049 (Banks & Credit Companies)                                         375                     529,358
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                                                                                                                        $14,187,967
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Germany - 7.1%
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Aries Vermogensverwaltungs, 9.6%, 2014 (Emerging Market Sovereign)##                             $2,000                  $2,115,000
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 4%, 2007 (International Market Sovereign)                        EUR 5,583                   6,896,227
-----------------------------------------------------------------------------------------------------------------------------------
Federal Republic of Germany, 3.5%, 2008 (International Market Sovereign)                         17,297                  20,925,179
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Federal Republic of Germany, 5.25%, 2010 (International Market Sovereign)                         3,154                   4,093,351
-----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 4.25%, 2005 (International Market Agencies)                    $10,000                  10,145,660
-----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 2.375%, 2006 (International Market Agencies)                     4,120                   4,088,779
-----------------------------------------------------------------------------------------------------------------------------------
KFW International Finance, Inc., 3.25%, 2007 (International Market Agencies)                      4,200                   4,189,240
-----------------------------------------------------------------------------------------------------------------------------------
Kreditanstalt fur Wiederaufbau, 3.25%, 2008 (International Market Agencies)                   EUR 3,268                   3,930,323
-----------------------------------------------------------------------------------------------------------------------------------
Landesbank Baden-Wurttemberg, 5.125%, 2007 (International Market Agencies)                       $7,700                   8,008,724
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                                                                                                                        $64,392,483
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Ireland - 1.9%
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Republic of Ireland, 4.25%, 2007 (International Market Sovereign)                            EUR 13,778                 $17,144,323
-----------------------------------------------------------------------------------------------------------------------------------
Israel - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
State of Israel, 5.125%, 2014 (International Market Sovereign)                                   $5,000                  $4,820,930
-----------------------------------------------------------------------------------------------------------------------------------
Malaysia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Petroliam Nasional Berhad, 7.75%, 2015 (Emerging Market Agencies)                                $1,681                  $1,920,358
-----------------------------------------------------------------------------------------------------------------------------------
Mexico - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
BBVA Bancomer Capital Trust I, 10.5%, 2011 (Banks & Credit Companies)##                          $3,544                  $3,871,820
-----------------------------------------------------------------------------------------------------------------------------------
Pemex Project Funding Master Trust, 8.625%, 2022 (Emerging Market Agencies)                       2,204                   2,380,320
-----------------------------------------------------------------------------------------------------------------------------------
Petroleos Mexicanos, 9.375%, 2008 (Emerging Market Agencies)                                      2,318                   2,688,880
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8.125%, 2019 (Emerging Market Sovereign)                                   2,205                   2,431,013
-----------------------------------------------------------------------------------------------------------------------------------
United Mexican States, 8%, 2022 (Emerging Market Sovereign)                                         198                     211,860
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,583,893
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands - 2.2%
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Kingdom of Netherlands, 5.75%, 2007 (International Market Sovereign)                          EUR 7,310                  $9,396,122
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Netherlands, 3.75%, 2009 (International Market Sovereign)                              8,633                  10,485,323
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $19,881,445
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 7%, 2009 (International Market Sovereign)                          NZD 3,533                  $2,317,458
-----------------------------------------------------------------------------------------------------------------------------------
Government of New Zealand, 6.5%, 2013 (International Market Sovereign)                           14,447                   9,276,834
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $11,594,292
-----------------------------------------------------------------------------------------------------------------------------------
Panama - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Panama, 9.375%, 2023 - 2029 (Emerging Market Sovereign)                              $1,801                  $1,975,606
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of Portugal, 5.45%, 2013 (International Market Sovereign)                            EUR 2,985                  $3,917,804
-----------------------------------------------------------------------------------------------------------------------------------
Qatar - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
State of Qatar, 9.75%, 2030 (Emerging Market Sovereign)                                          $2,165                  $3,003,938
-----------------------------------------------------------------------------------------------------------------------------------
Russia - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Russian Ministry of Finance, 12.75%, 2028 (Emerging Market Sovereign)                            $1,006                  $1,464,434
-----------------------------------------------------------------------------------------------------------------------------------
South Africa - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Republic of South Africa, 9.125%, 2009 (Emerging Market Sovereign)                               $1,935                  $2,254,275
-----------------------------------------------------------------------------------------------------------------------------------
South Korea - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Korea Development Bank, 4.75%, 2009 (Banks & Credit Companies)                                   $1,700                  $1,698,405
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 7%, 2005 (International Market Sovereign)                                      $7,800                  $8,152,100
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 6%, 2008 (International Market Sovereign)                                   EUR 2,819                   3,709,392
-----------------------------------------------------------------------------------------------------------------------------------
Kingdom of Spain, 5.35%, 2011 (International Market Sovereign)                                    4,655                   6,073,152
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $17,934,644
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United Kingdom - 0.4%
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 7.25%, 2007 (International Market Sovereign)                         GBP 1,377                  $2,669,515
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom Treasury, 5%, 2012 (International Market Sovereign)                                  496                     895,784
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $3,565,299
-----------------------------------------------------------------------------------------------------------------------------------
Total Foreign Bonds                                                                                                    $255,893,540
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Total Bonds (Identified Cost,$850,106,608)                                                                             $855,647,207
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ISSUER                                                                                           SHARES                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 8.1%
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                    73,198,354                 $73,198,354
-----------------------------------------------------------------------------------------------------------------------------------
ISSUER                                                                                       PAR AMOUNT
                                                                                          (000 OMITTED)                     $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 3.9%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs, 1.36%, dated 07/30/2004, due 08/02/2004,
total to be received $35,232,993 (secured by various U.S.
Treasury and Federal Agency obligations in a jointly traded account), at Cost                   $35,229                 $35,229,000
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Total Investments (Identified Cost, $958,533,962)                                                                      $964,074,561
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OTHER ASSETS,  LESS LIABILITIES - (6.7)%                                                                                (60,511,861)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                    $903,562,700
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## SEC Rule 144A restriction
^^ Interest only security.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S.dollar.A list of abbreviations is shown below

AUD = Australian Dollar
CAD = Canadian Dollar
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
NZD = New Zealand Dollar
SEK = Swedish Kroner

SEE ATTACHED SCHEDULES.SEE NOTES TO FINANCIAL STATEMENTS AS DISCLOSED IN THE MOST RECENT SEMI-ANNUAL OR ANNUAL REPORT WHICH ARE
INCORPORATED BY REFERENCE.

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SUPPLEMENTAL SCHEDULES (UNAUDITED)
-----------------------------------------------------------------------------------------------------------------------------------

(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the trust, as computed on a federal income tax basis, are as follows:

Aggregate cost                         $981,559,924
                                       ------------
Gross unrealized appreciation           $13,971,883
                                       ------------
Gross unrealized depreciation           (31,457,246)
                                       ------------
Net unrealized appreciation            $(17,485,363)
                                       ------------

(2) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates and foreign currency exchange rates.These financial instruments include forward foreign currency exchange contracts.The notional or contractual amounts of these instruments represent the investment the trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to
risk.The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                   CONTRACTS TO                                      CONTRACTS               APPRECIATION
SETTLEMENT DATE                  DELIVER/RECEIVE         IN EXCHANGE FOR              AT VALUE               (DEPRECIATION)
-----------------------------------------------------------------------------------------------------------------------------------
SALES
-----
     8/16/04                     AUD      3,613,449         $2,525,375                 $2,528,529                $(3,154)
     8/16/04                     DKK     63,451,541         10,305,083                 10,256,375                 48,708
8/4/2004-10/6/2004               EUR    135,985,022        164,398,132                163,429,207                968,925
     8/17/04                     GBP      2,334,326          4,264,551                  4,240,006                 24,545
     8/9/04                      NZD     18,480,562         11,570,572                 11,736,278               (165,706)
     8/16/04                     SEK     15,560,969          2,043,511                  2,025,769                 17,742
                                                          -------------------------------------------------------------------------
                                                          $195,107,224               $194,216,164               $891,060
                                                          =========================================================================

PURCHASES
---------
     8/4/04                      EUR     29,472,092        $35,705,203                $35,428,090              $(277,113)
     8/17/04                     GBP      1,250,000          2,314,281                  2,270,466                (43,815)
     8/11/04                     JPY  1,314,263,789         12,018,830                 11,821,134               (197,696)
     8/16/04                     SEK     33,224,994          4,414,150                  4,325,320                (88,830))
                                                          -------------------------------------------------------------------------
                                                           $54,452,464                $53,845,010               $(607,454)
                                                          =========================================================================

At July 31, 2004, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net payable of $213, 281 with Merrill Lynch International.

At July 31, 2004 the trust had sufficient cash and/or securities to cover any commitments under these contracts.




(C) 2004 MFS Investment Management

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INTERMEDIATE INCOME TRUST


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date:  September 22, 2004
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President
                           (Principal Executive Officer)

Date:  September 22, 2004
       -----------------


By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer
                           (Principal Financial Officer and Accounting Officer)

Date:  September 22, 2004
       -----------------


* Print name and title of each signing officer under his or her signature.